SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at June 30, 2024, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	5.57	278,332	278,332
November 19, 2019	November 19, 2029	$2.50	5.63	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	6.07	10,000	10,000
April 30, 2020	April 30, 2030	$3.85	6.07	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	1.25	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	6.64	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	6.83	30,000	30,000
March 8, 2021	March 8, 2026	$13.90	1.93	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	7.06	132,665	132,665
September 9, 2021	September 9, 2026	$4.84	2.44	25,826	17,217
November 9, 2023	November 9, 2033	$0.626	9.59	30,000	10,000
				808,823	780,214

SCHEDULE OF STOCK OPTIONS OUTSTANDING

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	877,157	$4.60
Forfeited	(9,999)	3.77
Issued	30,000	0.63
Outstanding, December 31, 2023	897,158	$4.48
Forfeited	(88,335)	3.65
Outstanding, June 30, 2024	808,823	$4.57

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at June 30, 2024, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2022	1,198,875
Vested	(1,508,255)
Issued	1,685,316
Forfeited	(262,969)
Outstanding, December 31, 2023	1,112,967
Vested	(114,992)
Issued	4,630,443
Forfeited	(64,237)
Outstanding, June 30, 2024	5,564,181

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Warrants exercised	(2,882,315)
Change in fair value of warrants outstanding	786,825
Balance at June 30, 2024	$9,382,960

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at June 30, 2024	Fair Value at June 30, 2024	Number of Warrants Outstanding at December 31, 2023(5)	Fair Value at December 31, 2023
October 30, 2023 (1)	CAD$	0.3583	6,400,000	1,622,425	6,400,000	3,180,543
October 30, 2023 (2)	US$	0.0001	-	-	1,600,000	1,015,582
February 26, 2024 (3)	US$	0.1761	11,859,300	3,216,492	-	-
February 26, 2024 (4)	US$	0.0001	-	-	-	-
April 29, 2024 (5)	CAD$	0.354	13,513,514	3,551,850	-	-
April 29, 2024 (6)	CAD$	0.00014	3,099,000	992,193	-	-
			34,871,814	$9,382,960	8,000,000	$4,196,125

1)	The warrants expire October 30, 2028.
2)	The warrants have no expiry date. They were exercised January 5, 2024.
3)	The warrants expire February 26, 2029.
4)	The warrants have no expiry date. They were exercised February 26, 2024.
5)	The warrants expire April 29, 2029
6)	The warrants have no expiry date. 3,351,000 of the total issue of 6,450,000 were exercised May 21, 2024 and 3,099,000 were exercised subsequent to June 30, 2024 on July 23, 2024.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	June 30, 2024	December 31, 2023
Risk free interest rate	4.44%	3.84%
Expected volatility	119.23%	113.78%
Expected life	4.3 – 4.8 years	4.8 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2022	7,916,797	$5.08
Issued	8,320,000	0.50
Expired	(7,661,999)	5.89
Outstanding, December 31, 2023	8,574,798	$0.63
Issued	36,909,190	0.23
Exercised	(8,691,700)	0.0428
Outstanding June 30, 2024	36,792,288	$0.39

SCHEDULE OF WARRANTS OUTSTANDING

As at June 30, 2024, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
October 30, 2023	October 30, 2026	US$	0.6875	320,000
October 30, 2023	October 30, 2028	CAD$	0.3583	6,400,000
February 26, 2024	February 26, 2027	US$	0.3375	670,000
February 26, 2024	February 26, 2029	US$	0.1761	11,859,300
April 29, 2024	April 29, 2029	CAD$	0.354	13,513,514
April 29, 2024	April 29, 2024	CAD$	0.00014	3,099,000
April 29, 2024	April 29, 2024	CAD$	0.4425	675,676
				36,792,288